CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD A, B (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Aug. 31, 2016	Aug. 31, 2015
CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD A, B Details
Convertible note value			$ 106,650
Note converted into shares of common stock			43,314,479
Company recorded interest on the note	$ 2,138
The compay issued common stock shares b		62,301,565
Fair value of common stock shares on conversion of this convertible debt b		$ 233,667
Company recorded interest on the note b	$ 18